Condensed Consolidated Statements of Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Subscriptions Receivable [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Non- controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 213	$ 55,926,196			$ (1,155,658)	$ (42,206,325)	$ 791,417	$ 13,355,843
Balance, shares at Dec. 31, 2016	2,139,425
Common stock and warrants issued for: Cash proceeds, net	$ 50	939,662						939,712
Common stock and warrants issued for: Cash proceeds, net, shares	499,856
Common stock and warrants issued for: Business combinations	$ 1	27,017						27,018
Common stock and warrants issued for: Business combinations, shares	9,006
Common stock and warrants issued for: Consulting services	$ 10	280,659						280,669
Common stock and warrants issued for: Consulting services, shares	86,389
Common stock and warrants issued for: Convertible debt	$ 23	699,740						699,763
Common stock and warrants issued for: Convertible debt, shares	233,255
Common stock and warrants issued for: Preferred Unit dividend	$ 2	54,002				(108,207)		(54,203)
Common stock and warrants issued for: Preferred Unit dividend, shares	20,782
Convertible debt beneficial conversion feature		274,167						274,167
Warrants issued with notes payable		1,837,397						1,837,397
Foreign currency translation					220,757			220,757
Shares subject to repurchase	$ 6	348,990						348,996
Shares subject to repurchase, shares	56,290
Non-controlling interest contributions		362,500					362,500	725,000
Round-up shares in reverse split
Round-up shares in reverse split, shares	806
Net loss						(6,794,771)	(371,464)	(7,166,235)
Balance at Dec. 31, 2017	$ 305	60,750,330			(934,901)	(49,109,303)	782,453	11,488,884
Balance, shares at Dec. 31, 2017	3,045,809
Common stock and warrants issued for: Consulting services		3,767						3,767
Common stock and warrants issued for: Consulting services, shares	1,231
Common stock and warrants issued for: Convertible debt	$ 7	199,994						200,001
Common stock and warrants issued for: Convertible debt, shares	66,667
Common stock and warrants issued for: Preferred Unit dividend	$ 1	19,525				(27,794)		(8,268)
Common stock and warrants issued for: Preferred Unit dividend, shares	8,502
Foreign currency translation					824,941			824,941
Shares issued on exercise of warrants	$ 10	289,990						290,000
Shares issued on exercise of warrants, shares	100,000
Net loss						(2,597,432)	(84,407)	(2,681,839)
Cumulative effect of change in accounting principle						(1,042,346)		(1,042,346)
Balance at Mar. 31, 2018	$ 323	61,263,606			(109,960)	(52,776,875)	698,046	9,075,140
Balance, shares at Mar. 31, 2018	3,222,209
Balance at Dec. 31, 2017	$ 305	60,750,330			(934,901)	(49,109,303)	782,453	11,488,884
Balance, shares at Dec. 31, 2017	3,045,809
Foreign currency translation								794,223
Net loss								(4,806,253)
Balance at Sep. 30, 2018	$ 372	63,217,471			(140,678)	(54,831,438)	921,830	9,167,557
Balance, shares at Sep. 30, 2018	3,706,563
Balance at Dec. 31, 2017	$ 305	60,750,330			(934,901)	(49,109,303)	782,453	11,488,884
Balance, shares at Dec. 31, 2017	3,045,809
Common stock and warrants issued for: Cash proceeds, net	$ 41	1,372,142						1,372,183
Common stock and warrants issued for: Cash proceeds, net, shares	403,214
Common stock and warrants issued for: Consulting services	$ 5	154,763						154,768
Common stock and warrants issued for: Consulting services, shares	56,488
Common stock and warrants issued for: Convertible debt	$ 6	199,994						200,000
Common stock and warrants issued for: Convertible debt, shares	66,667
Common stock and warrants issued for: Preferred Unit dividend	$ 4	77,452				(118,604)		(41,148)
Common stock and warrants issued for: Preferred Unit dividend, shares	30,466
Foreign currency translation					732,786			732,786
Non-controlling interest contributions							900,000	900,000
Common stock and warrants issued for: Accrued interest on note payable/debt	$ 2	43,343						43,345
Common stock and warrants issued for: Accrued interest on note payable/debt, shares	12,800
Shares issued on exercise of warrants	$ 10	$ 289,990						$ 290,000
Shares issued on exercise of warrants, shares	100,000
Warrants issued in debt modification		1,494,999						1,494,999
Shareholder payment for short swing		$ 5,546						$ 5,546
Non-controlling interest distributions							(142,225)	(142,225)
Reclassification of Minority Interest		368,344					(368,344)
Net loss						(6,854,420)	(344,847)	(7,199,267)
Cumulative effect of change in accounting principle						(1,042,346)		(1,042,346)
Balance at Dec. 31, 2018	$ 373	64,756,903			(202,115)	(57,124,673)	827,037	8,257,525
Balance, shares at Dec. 31, 2018	3,715,444
Balance at Mar. 31, 2018	$ 323	61,263,606			(109,960)	(52,776,875)	698,046	9,075,140
Balance, shares at Mar. 31, 2018	3,222,209
Common stock and warrants issued for: Cash proceeds, net	$ 41	1,372,142						1,372,183
Common stock and warrants issued for: Cash proceeds, net, shares	403,214
Common stock and warrants issued for: Consulting services	$ 5	150,996						151,001
Common stock and warrants issued for: Consulting services, shares	55,257
Common stock and warrants issued for: Preferred Unit dividend	$ 1	19,098				(28,007)		(8,908)
Common stock and warrants issued for: Preferred Unit dividend, shares	5,790
Foreign currency translation					3,271			3,271
Non-controlling interest contributions							750,000	750,000
Common stock and warrants issued for: Accrued interest on note payable/debt	$ 1	43,343						43,344
Common stock and warrants issued for: Accrued interest on note payable/debt, shares	12,800
Non-controlling interest distributions							(42,603)	(42,603)
Reclassification of Minority Interest		353,699					(353,699)
Net loss						(760,462)	(45,343)	(805,805)
Balance at Jun. 30, 2018	$ 371	63,202,884			(106,689)	(53,565,344)	1,006,401	10,537,623
Balance, shares at Jun. 30, 2018	3,699,270
Common stock and warrants issued for: Preferred Unit dividend	$ 1	19,310				(28,219)		(8,908)
Common stock and warrants issued for: Preferred Unit dividend, shares	7,293
Foreign currency translation					(33,989)			(30,718)
Non-controlling interest contributions							50,000	50,000
Non-controlling interest distributions							(58,557)	(58,557)
Reclassification of Minority Interest		(4,723)					4,723
Net loss						(1,237,875)	(80,737)	(1,318,612)
Balance at Sep. 30, 2018	$ 372	63,217,471			(140,678)	(54,831,438)	921,830	9,167,557
Balance, shares at Sep. 30, 2018	3,706,563
Balance at Dec. 31, 2018	$ 373	64,756,903			(202,115)	(57,124,673)	827,037	8,257,525
Balance, shares at Dec. 31, 2018	3,715,444
Common stock and warrants issued for: Preferred Unit dividend	$ 1	19,521				(27,795)		(8,273)
Common stock and warrants issued for: Preferred Unit dividend, shares	16,342
Foreign currency translation					37,832			37,832
Non-controlling interest contributions							575,000	575,000
Non-controlling interest distributions							(10,804)	(10,804)
Reclassification of Minority Interest		249,104					(249,104)
Share-based compensation		100,707						100,707
Net loss						(1,873,072)	(115,591)	(1,988,663)
Balance at Mar. 31, 2019	$ 374	65,126,235			(164,283)	(59,025,540)	1,026,538	6,963,324
Balance, shares at Mar. 31, 2019	3,731,786
Balance at Dec. 31, 2018	$ 373	64,756,903			(202,115)	(57,124,673)	827,037	8,257,525
Balance, shares at Dec. 31, 2018	3,715,444
Foreign currency translation								(189,754)
Net loss								(9,615,614)
Balance at Sep. 30, 2019	$ 1,005	71,222,012			(391,869)	(66,183,302)	485,042	5,132,888
Balance, shares at Sep. 30, 2019	10,043,143
Balance at Mar. 31, 2019	$ 374	65,126,235			(164,283)	(59,025,540)	1,026,538	6,963,324
Balance, shares at Mar. 31, 2019	3,731,786
Common stock and warrants issued for: Consulting services	$ 4	117,087						117,091
Common stock and warrants issued for: Consulting services, shares	36,765
Common stock and warrants issued for: Preferred Unit dividend	$ 1	19,097				(28,003)		(8,905)
Common stock and warrants issued for: Preferred Unit dividend, shares	11,844
Foreign currency translation					(67,827)			(67,827)
Common stock and warrants issued for: Accrued interest on note payable/debt	$ 1	13,839						13,840
Common stock and warrants issued for: Accrued interest on note payable/debt, shares	8,800
Shareholder payment for short swing		1,676						1,676
Non-controlling interest distributions							(16,777)	(16,777)
Reclassification of Minority Interest		(18,699)					18,699
Common stock and warrants issued for: Director fees	$ 10	252,949						252,959
Common stock and warrants issued for: Director fees, shares	104,828
Share-based compensation	$ 5	8,704						8,709
Share-based compensation, shares	45,000
Stock issued to settle convertible debt and note payable	$ 308	3,074,692						3,075,000
Stock issued to settle convertible debt and note payable, shares	3,075,000
Subscriptions pursuant to rights offering, net		2,614,623	300	(2,694,530)				(79,607)
Cumulative effect of change in accounting principle						(3,216,799)	(118,867)	(3,335,666)
Balance at Jun. 30, 2019	$ 703	71,210,203	300	(2,694,530)	(232,110)	(62,270,342)	909,593	6,923,817
Balance, shares at Jun. 30, 2019	7,014,023
Common stock and warrants issued for: Preferred Unit dividend	$ 2	19,006				(28,219)		(9,211)
Common stock and warrants issued for: Preferred Unit dividend, shares	19,387
Foreign currency translation					(159,759)			(159,759)
Non-controlling interest distributions							(33,605)	(33,605)
Reclassification of Minority Interest		(15,598)					15,598
Share-based compensation		8,709						8,709
Subscriptions pursuant to rights offering, net	$ 300	(308)	(300)	2,694,530				2,694,222
Subscriptions pursuant to rights offering, net, shares	3,009,733
Net loss						(3,884,741)	(406,544)	(4,291,285)
Balance at Sep. 30, 2019	$ 1,005	$ 71,222,012			$ (391,869)	$ (66,183,302)	$ 485,042	$ 5,132,888
Balance, shares at Sep. 30, 2019	10,043,143